LOANS (Details 2) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 3,238,933	$ 4,676,760
Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,842,515	4,603,577
Real estate loans | One-to-four family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	601,833	589,170
Real estate loans | Multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	995,659	1,340,779
Real estate loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 1,245,023	1,242,009
Real estate loans | Construction and land
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		1,431,619
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 263,233	25,095
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	133,185	48,088
Consumer | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	124,627	$ 48,088
Consumer | Automobile and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 8,558